Cash and Cash Equivalents: (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	December 31,	December 31,
	2013	2012
Bank deposits	$1,578,903	$2,981,234
Money market funds	1,396,934	5,366,284
Total	$2,975,837	$8,347,518